iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .7%
AAR Corp.
(a) (b)
............................ 409,146 $ 25,072,467
AeroVironment, Inc.
(a) (b)
...................... 325,246 50,052,107
Archer Aviation, Inc. , Class A
(a) (b)
................ 3,390,474 33,057,121
Axon Enterprise, Inc.
(a) (b)
..................... 440,802 261,977,445
Boeing Co. (The)
(a) (b)
........................ 4,519,168 799,892,736
BWX Technologies, Inc. ..................... 1,061,765 118,270,003
Cadre Holdings, Inc. ........................ 301,470 9,737,481
Curtiss-Wright Corp.
(b)
....................... 440,442 156,299,653
Ducommun, Inc.
(a) (b)
........................ 157,718 10,040,328
General Dynamics Corp. ..................... 1,066,912 281,120,643
General Electric Co
(b)
....................... 6,542,570 1,091,235,250
HEICO Corp.
(b)
........................... 447,467 106,380,805
HEICO Corp. , Class A ....................... 832,827 154,972,448
Hexcel Corp. ............................. 940,620 58,976,874
Howmet Aerospace, Inc.
(b)
.................... 2,439,592 266,818,177
Huntington Ingalls Industries, Inc. ............... 454,331 85,854,929
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 1,754,792 46,291,413
L3Harris Technologies, Inc. ................... 1,237,321 260,183,860
Leonardo DRS, Inc.
(a) (b)
...................... 858,743 27,745,986
Loar Holdings, Inc.
(a) (b)
....................... 206,185 15,239,133
Lockheed Martin Corp. ...................... 561,624 272,915,567
Mercury Systems, Inc.
(a) (b)
.................... 587,968 24,694,656
Moog, Inc. , Class A ........................ 333,994 65,743,379
National Presto Industries, Inc. ................. 59,297 5,836,011
Northrop Grumman Corp. .................... 595,411 279,420,428
Rocket Lab USA, Inc.
(a) (b)
..................... 4,063,156 103,488,583
RTX Corp. .............................. 8,046,119 931,096,891
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
....... 1,358,029 46,281,628
Textron, Inc.
(b)
............................ 2,153,177 164,696,509
TransDigm Group, Inc. ...................... 227,162 287,877,859
Security Shares Value
a
Aerospace & Defense (continued)
Triumph Group, Inc.
(a) (b)
...................... 897,242 $ 16,742,536
V2X, Inc.
(a) (b)
............................. 164,740 7,879,514
Woodward, Inc. ........................... 692,706 115,280,133
6,181,172,553
a
Leisure Products  —  0 .2%
Smith & Wesson Brands, Inc. .................. 520,278 5,257,409
Sturm Ruger & Co., Inc. ..................... 194,774 6,889,156
12,146,565
a
Total Long-Term Investments — 99.9%
(Cost: $ 5,146,241,575 ) ............................... 6,193,319,118
a
Short-Term Securities
Money Market Funds  —  3 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(c) (d) (e)
............................ 218,694,043 218,803,390
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................. 2,600,612 2,600,612
a
Total Short-Term Securities — 3.6%
(Cost: $ 221,361,500 ) ................................ 221,404,002
Total Investments — 103.5%
(Cost: $ 5,367,603,075 ) ............................... 6,414,723,120
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (218,672,703)
Net Assets — 100.0% ................................. $ 6,196,050,417
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 82,394,881  $ 136,396,128
(a)
$ —  $ 15,891  $ (3,510) $ 218,803,390  218,694,043  $ 706,572
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 6,847,592  —  (4,246,980)
(a)
—  —  2,600,612  2,600,612  307,199  —
$ 15,891  $ (3,510)
$ 221,404,002
$ 1,013,771  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Aerospace & Defense ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 16 03/21/25 $ 2,145 $ (4,686)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,193,319,118  $ —  $ —  $ 6,193,319,118
Short-Term Securities
Money Market Funds ...................................... 221,404,002  —  —  221,404,002
$ 6,414,723,120  $ —  $ —  $ 6,414,723,120
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,686) $ —  $ —  $ (4,686)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.